CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 23,174	$ 45,407
Receivables and other	17,431	18,312
Inventories	21,945	24,751
Total current assets	62,550	88,470
Non-current assets
Mineral properties, plant and equipment	1,500,512	1,522,919
Restricted cash	54	2,029
Deferred income tax asset	10,051
Total assets	1,573,167	1,613,418
Current liabilities
Accounts payable and accrued liabilities	62,688	50,672
Current portion of long-term debt	66,667	78,385
Current portion of offtake obligation		7,576
Total current liabilities	129,355	136,633
Non-current liabilities
Other liabilities	8,932	1,072
Long-term debt	397,253	475,911
Offtake obligation		62,493
Decommissioning and restoration provision	21,239	18,947
Deferred income tax liability	62,086	15,236
Total liabilities	618,865	710,292
EQUITY
Share capital	1,152,567	1,140,890
Contributed surplus	47,468	48,886
Equity component of convertible notes	17,603	17,603
Accumulated other comprehensive loss	(193,997)	(193,997)
Deficit	(69,339)	(110,256)
Total equity	954,302	903,126
Total liabilities and equity	1,573,167	1,613,418
Commitments
Contingencies